Organization and Nature of Operations (Details) - USD ($)			12 Months Ended
	Oct. 10, 2025	May 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Nature of Operations [Line Items]
Number of ordinary shares issued				19,250,000
Gross proceeds			$ 53,248,032
Total voting power upon acquisition	69.00%
Aurelion Inc. [Member]
Organization and Nature of Operations [Line Items]
Invested amount	$ 43,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of ordinary shares issued
Class B Ordinary Shares [Member] | Aurelion Inc. [Member]
Organization and Nature of Operations [Line Items]
Number of units acquired	119,444,446
Aurelion Inc. [Member]
Organization and Nature of Operations [Line Items]
Equity interest percentage	32.00%
IPO [Member]
Organization and Nature of Operations [Line Items]
Number of ordinary shares issued		4,427,500
Price per share		$ 12.8
Gross proceeds		$ 56,700,000